Fair Value Option (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value
The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
(in millions)	Dec. 31, 2013	Dec. 31, 2012
Assets of consolidated investment management funds:
Trading assets	$10,397	$10,961
Other assets	875	520
Total assets of consolidated investment management funds	$11,272	$11,481
Liabilities of consolidated investment management funds:
Trading liabilities	$10,085	$10,152
Other liabilities	46	29
Total liabilities of consolidated investment management funds	$10,131	$10,181

Changes in Fair Value of Long-term Debt Included in Foreign Exchange and Other Trading Revenue
The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue	Year ended Dec. 31,

(in millions)	2013	2012
Changes in the fair value of long-term debt (a)	$24	$(19)

(a)	The change in fair value of the long-term debt is approximately offset by an economic hedge included in foreign exchange and other trading revenue.